Investment Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Weighted-average maturity of the available-for-sale investment securities (in years)	6 years	4 years 1 month 6 days
Weighted-average yields of available-for-sale investment securities	2.64%	2.93%
Weighted-average maturity of the held-to-maturity investment securities (in years)	4 years 6 months	3 years 3 months 18 days
Weighted-average yields of held-to-maturity investment securities	2.00%	1.94%
Fair value of securities pledged	$ 17.3	$ 20.1
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 2.1	$ 3.5